Acquisitions - Estimated Purchase Price Allocation of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 ResCap Acquisition [Member] Originally Reported [Member]	Dec. 31, 2013 ResCap Acquisition [Member] Measurement Period Adjustment [Member]	Dec. 31, 2013 ResCap Acquisition [Member] Adjusted [Member]	Dec. 31, 2013 Security One Lending [Member]	Dec. 31, 2013 Reverse Mortgage Solutions, Inc. [Member] Originally Reported [Member]	Dec. 31, 2013 Reverse Mortgage Solutions, Inc. [Member] Measurement Period Adjustment [Member]	Dec. 31, 2013 Reverse Mortgage Solutions, Inc. [Member] Adjusted [Member]	May 01, 2014 Everbank Financial Corp [Member]
Assets
Cash								$ 6,725	$ 19,683		$ 19,683
Restricted cash								822	1,401		1,401
Residential loans								98,441	5,331,989		5,331,989
Receivables								1,179	11,832		11,832
Servicer and protective advances					186,241	(11,168)	175,073		17,615		17,615	163,160
Servicing rights					242,604		242,604	378	15,916		15,916	58,680
Goodwill	575,468	657,737	580,378	470,291	52,548	(4,900)	47,648	8,809	101,199	28,800	129,999
Intangible assets					8,000		8,000	11,000	20,800		20,800
Premises and equipment					18,102		18,102	530	15,633		15,633	1,866
Deferred tax asset, net									19,052	17,159	36,211
Other assets								500	13,245		13,245
Total assets acquired					507,495	(16,068)	491,427	128,384	5,568,365	45,959	5,614,324	223,706
Liabilities
Payables and accrued liabilities					20,270	(8,031)	12,239	8,252	29,357	45,959	75,316	924
Debt								89,434	148,431		148,431
HMBS related obligations									5,254,231		5,254,231
Deferred tax liability, net								4,598
Total liabilities assumed					20,270	(8,031)	12,239	102,284	5,432,019	45,959	5,477,978	924
Fair value of net assets acquired					487,225	(8,037)	479,188	26,100	136,346		136,346
Fair value of net assets acquired												$ 222,782